DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
DERIVATIVE LIABILITIES
Schedule of fair value adjustment relating to derivative liabilities

Year ended
December 31,
2023
Gain from FV adjustment on contingent consideration	$27,597
Loss from settlement of contingent consideration	(4,578)
Other	4
Total	$23,023